STATEMENTS OF INCOME (USD $)	3 Months Ended		6 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
OPERATING REVENUES
Revenues	$ 6,140,917		$ 7,366,093
Total Revenues	6,140,917		7,366,093
COST OF REVENUES
Inventory, beginning of period	12,849		18,690
Purchases and cost of VoIP services	4,993,947		5,785,061
Inventory, end of period	(13,097)		(13,097)
Total Cost of Revenues	4,993,699		5,790,654
GROSS PROFIT	1,147,218		1,575,439
OPERATING EXPENSES
Wages, professional and consulting fees	388,948	(62,152)	622,641	(46,011)
Other general and administrative expenses	133,189	13,175	213,129	13,175
Depreciation	444,521		643,728
Total Operating Expenses	966,658	(48,977)	1,479,498	(32,836)
NET INCOME (LOSS) BEFORE OTHER INCOME (EXPENSE)	180,560	48,977	95,941	32,836
OTHER INCOME (EXPENSE)
Interest expense	(5,211)	(4,370)	(9,095)	(8,272)
Total Other Income (Expense)	(5,211)	(4,370)	(9,095)	(8,272)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	175,349	44,607	86,846	24,564
DISCONTINUED OPERATIONS
Gain from discontinued operations		189,803		193,167
NET GAIN (LOSS) FROM DISCONTINUED OPERATIONS		189,803		193,167
NET INCOME (LOSS) APPLICABLE TO COMMON SHARES	175,349	234,410	86,846	217,731
NET INCOME (LOSS) PER BASIC AND DILUTED SHARES
From continuing operations		$ 0.00		$ 0.00
From discontinued operations		$ 0.01		$ 0.01
NET INCOME PER SHARE		$ 0.01		$ 0.01
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND FULLY DILUTED	61,538,767	37,556,657	51,613,204	37,556,657
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	175,349	234,410	86,846	217,731
Currency translation adjustments	(1,288)	(13,378)	32,801	(28,634)
Total Comprehensive income (loss)	$ 174,061	$ 221,032	$ 119,647	$ 189,097